Financial Assets and Financial Liabilities - Summary of Effect of Changes in foreign Exchange Rates (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
+5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit / (loss) before tax	€ (34.6)	€ (11.6)
Effect on pre-tax equity	(34.6)	(11.6)
-5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit / (loss) before tax	38.2	12.9
Effect on pre-tax equity	€ 38.2	€ 12.9
United States | U.S. dollar | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate	1.1750	1.0389
Average rate	1.1300	1.0824